Stock-Based Compensation (Details) - Schedule of the option activity of the Plan	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of the option activity of the Plan [Abstract]
Options outstanding, Beginning | shares	2,695,482
Exercise Price outstanding, Beginning | $ / shares	$ 1.01
Remaining Contractual Life (in Years), outstanding, Beginning	7 years 10 months 20 days
Options, Granted | shares	1,148,758
Exercise Price, Granted | $ / shares	$ 6.51
Remaining Contractual Life (in Years), Granted	9 years 4 months 24 days
Options, Exercised | shares	(132,207)
Exercise Price, Exercised | $ / shares	$ 0.84
Remaining Contractual Life (in Years), Exercised	3 years 10 months 9 days
Options, Repurchased, cancelled, forfeited, or expired | shares	(120,522)
Exercise Price, Repurchased, cancelled, forfeited, or expired | $ / shares	$ 2.39
Remaining Contractual Life (in Years), Repurchased, cancelled, forfeited, or expired
Options, Options vested and expected | shares	3,591,511
Exercise Price, Options vested and expected | $ / shares	$ 2.73
Remaining Contractual Life (in Years), Options vested and expected	8 years 25 days